Summary of Significant Accounting Policies - Summary of Customer Concentration Risk (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Concentration Risk [Line Items]
Operating revenues	¥ 1,220,222	$ 187,007	¥ 993,319	¥ 508,828
Accounts receivable	232,589		180,393		$ 35,646
Customer Concentration Risk [Member] | Operating revenue [Member]
Concentration Risk [Line Items]
Operating revenues	¥ 863,994		¥ 638,478	¥ 245,695
Concentration risk, percentage	71.00%	71.00%	66.00%	49.00%
Customer Concentration Risk [Member] | Operating revenue [Member] | Customer B [Member]
Concentration Risk [Line Items]
Operating revenues	¥ 97,624		¥ 184,035	¥ 99,425
Concentration risk, percentage	8.00%	8.00%	19.00%	20.00%
Customer Concentration Risk [Member] | Operating revenue [Member] | Customer C [Member]
Concentration Risk [Line Items]
Operating revenues	¥ 63,179		¥ 142,443	¥ 44,296
Concentration risk, percentage	5.00%	5.00%	14.00%	9.00%
Customer Concentration Risk [Member] | Operating revenue [Member] | Customer H [Member]
Concentration Risk [Line Items]
Operating revenues	¥ 67,823		¥ 124,946
Concentration risk, percentage	6.00%	6.00%	13.00%	0.00%
Customer Concentration Risk [Member] | Operating revenue [Member] | Customer A [Member]
Concentration Risk [Line Items]
Operating revenues	¥ 32,347		¥ 94,182	¥ 100,123
Concentration risk, percentage	3.00%	3.00%	10.00%	20.00%
Customer Concentration Risk [Member] | Operating revenue [Member] | Customer I [Member]
Concentration Risk [Line Items]
Operating revenues	¥ 157,750		¥ 57,081
Concentration risk, percentage	13.00%	13.00%	6.00%	0.00%
Customer Concentration Risk [Member] | Operating revenue [Member] | Customer K [Member]
Concentration Risk [Line Items]
Operating revenues	¥ 292,975
Concentration risk, percentage	24.00%	24.00%	0.00%	0.00%
Customer Concentration Risk [Member] | Operating revenue [Member] | Customer L [Member]
Concentration Risk [Line Items]
Operating revenues	¥ 152,296		¥ 35,791	¥ 1,851
Concentration risk, percentage	12.00%	12.00%	4.00%	0.00%
Customer Concentration Risk [Member] | Accounts receivable [Member]
Concentration Risk [Line Items]
Accounts receivable	¥ 131,896		¥ 112,947
Concentration risk, percentage	57.00%	57.00%	63.00%
Customer Concentration Risk [Member] | Accounts receivable [Member] | Customer A [Member]
Concentration Risk [Line Items]
Accounts receivable	¥ 13,057		¥ 35,128
Concentration risk, percentage	6.00%	6.00%	19.00%
Customer Concentration Risk [Member] | Accounts receivable [Member] | Customer I [Member]
Concentration Risk [Line Items]
Accounts receivable	¥ 6,502		¥ 42,444
Concentration risk, percentage	3.00%	3.00%	24.00%
Customer Concentration Risk [Member] | Accounts receivable [Member] | Customer J [Member]
Concentration Risk [Line Items]
Accounts receivable	¥ 6,571		¥ 33,380
Concentration risk, percentage	3.00%	3.00%	19.00%
Customer Concentration Risk [Member] | Accounts receivable [Member] | Customer K [Member]
Concentration Risk [Line Items]
Accounts receivable	¥ 67,726
Concentration risk, percentage	29.00%	29.00%	0.00%
Customer Concentration Risk [Member] | Accounts receivable [Member] | Customer L [Member]
Concentration Risk [Line Items]
Accounts receivable	¥ 38,040		¥ 1,995
Concentration risk, percentage	16.00%	16.00%	1.00%